Average Annual Total Returns - Emerging Markets Select Equity	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C Since Inception	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R Since Inception	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y Since Inception	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 Since Inception	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception		MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) Since Inception		MSCI Emerging Markets IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI Emerging Markets IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI Emerging Markets IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) Since Inception		Lipper Emerging Market Funds Index 1 Year	Lipper Emerging Market Funds Index 5 Years	Lipper Emerging Market Funds Index Since Inception
Total	May 31, 2011	19.37%	14.65%	2.72%	19.24%	14.16%	2.40%	11.56%	11.65%	2.02%	May 31, 2011	24.47%	15.10%	2.69%	May 31, 2011	26.08%	15.66%	3.06%	May 31, 2011	26.73%	16.30%	3.57%	May 31, 2011	26.73%	16.26%	3.57%	Sep. 24, 2012	26.76%	16.24%	3.53%	[1]	7.82%	7.45%	5.08%	[2]	18.31%	12.81%	3.53%	[2]	20.52%	13.43%	4.23%	[2]

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	From the inception date of the oldest share class.